STOCKHOLDERS' DEFICIT (Narrative) (Warrant) (Details) - USD ($)	1 Months Ended					12 Months Ended
	Mar. 31, 2015	Jan. 23, 2015	Oct. 31, 2013	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants							$ 25,000
Convertible note, amount						$ 1,375,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of shares called by warrants				$ 1.25
Warrants exercised, shares issued				20,000
Proceeds from exercise of warrants				$ 25,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term						10 years
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares callable by warrants							100,000
Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term						2 years
Number of shares callable by warrants						1,304,651
Exercise price of shares called by warrants						$ 2.00
Principal Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term						2 years
Number of shares callable by warrants						1,760,685
Exercise price of shares called by warrants						$ 2.00
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term		5 years
Number of shares callable by warrants		100,000
Exercise price of shares called by warrants		$ 0.27		$ 1.25
Fair value		$ 17,611
Volatility rate		81.85%
Expected term		5 years
Discount rate		1.39%
Warrants expired						296,200	340,000
Warrants expired, exercise price						$ 1.60	$ 1.60
Proceeds from exercise of warrants				$ 25,000
Warrants exercised							20,000
Warrants exercised, exercise price							$ 1.25
Warrants exercisable, exercise price						$ 1.74	$ 1.45
Warrant [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants expired							360,000
Warrants expired, exercise price							$ 1.25
Warrant [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term			5 years		5 years
Number of shares callable by warrants			120,000		29,412
Exercise price of shares called by warrants			$ 1.00		$ 1.30
Warrant [Member] | Principal Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term			5 years		5 years	2 years
Number of shares callable by warrants			100,000		500,000	2,104,990
Exercise price of shares called by warrants			$ 1.00		$ 1.30	$ 2.00
Convertible note, amount					$ 1.0
Warrant [Member] | Director and his wife [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term			5 years
Number of shares callable by warrants			200,000
Exercise price of shares called by warrants			$ 1.00
Warrant [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term	5 years
Number of shares callable by warrants	10,000					470,000
Exercise price of shares called by warrants	$ 0.25
Fair value	$ 1,667					$ 199,319
Volatility rate	84.08%
Expected term	5 years
Discount rate	1.61%
Warrant [Member] | Consultant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term						5 years
Volatility rate						81.85%
Expected term						5 years
Discount rate						1.51%
Warrants exercisable, exercise price						$ 0.50
Warrant [Member] | Consultant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term						10 years
Volatility rate						97.15%
Expected term						10 years
Discount rate						2.28%
Warrants exercisable, exercise price						$ 0.76